SHARE-BASED COMPENSATION - Nonvested Restricted Shares of Renren plan (Details) - Renren Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average fair value per ordinary shares at the granted dates
Share-based compensation cost of the earnout shares	$ 109	$ 2,390
Weighted average period for unrecognized compensation cost		3 years 14 days
Restricted Stock
Number of nonvested restricted shares
Balance at the beginning of period	73,772,379	10,802,683
Granted		88,935,342
Vested		(8,404,575)
Forfeited		(17,561,071)
Balance at the end of period		73,772,379
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period	$ 0.21	$ 0.95
Granted		0.14
Vested		0.47
Forfeited		0.18
Balance at the end of period		$ 0.21
Share-based compensation cost of the earnout shares		$ 3,917
Total unrecognized compensation cost		$ 15,345
Weighted average period for unrecognized compensation cost		5 years 2 months 19 days